Property, Plant and Equipment - Additional lease information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
Expenses relating to short-term leases	$ 54	$ 65	$ 73
Expenses relating to low-value asset leases	211	246	368
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$ 2,438	$ 2,739	$ 2,195